Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of the Company

22.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Balance Sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	249,586	18,243	2,796
Short-term investments	795,510	—	—
Prepayments and other current assets	141,230	146,138	22,397
Due from subsidiaries and related parties	965,477	1,414,977	216,854

Total current assets	2,151,803	1,579,358	242,047

Non-current assets
Long-term investments	1,007,897	492,714	75,512
Investment in subsidiaries	2,836,345	2,625,791	402,421

Total non-current assets	3,844,242	3,118,505	477,933

Total assets	5,996,045	4,697,863	719,980

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	26,583	22,893	3,510
Due to subsidiaries and related parties	933,466	754,136	115,576
Income tax payable	34,051	2,769	424

Total current liabilities	994,100	779,798	119,510

Deferred tax liabilities	69,401	39,830	6,104
Other non-current liabilities	266	130,854	20,054

Total non-current liabilities	69,667	170,684	26,158

Total liabilities	1,063,767	950,482	145,668

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 s hares authorized; 435,084,177 and 482,113,756 shares issued as of December 31, 2019 and 2020, respectively; 431,985,016 and 482,113,756 shares outstanding as of December 31, 2019 and 2020, respectively)	69	78	12
Class B ordinary shares (par value of US$0.000025 p er share; 1,400,000,000 s hares authorized; 957,985,982 and 957,465,244 shares issued as of December 31, 2019 and 2020, respectively; 946,017,565 and 945,496,827 shares outstanding as of December 31, 2019 and 2020, respectively)	156	156	24
Additional paid-in capital	2,649,342	2,726,619	417,873
Retained earnings	1,944,938	857,188	131,370
Accumulated other comprehensive income	337,773	163,340	25,033

Total shareholders’ equity	4,932,278	3,747,381	574,312

Total liabilities and shareholders’ equity	5,996,045	4,697,863	719,980

Statements of Comprehensive income (loss)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues	14,525	—	—	—
Cost of revenues	(2,509)	(5)	—	—

Gross profit	12,016	(5)	—	—

Operating expenses
Research and development	545	(858)	(482)	(74)
General and administrative	(28,158)	(41,872)	(45,159)	(6,921)
Impairment of goodwill	—	(64,154)	—	—

Total operating expenses	(27,613)	(106,884)	(45,641)	(6,995)

Equity in profit (loss) of subsidiaries	632,055	(495,735)	(168,217)	(25,780)
Interest (expense) income, net	3,248	21,677	2,325	356
Foreign exchange (loss) gains, net	3,551	152	(315)	(48)
Other (loss) income, net	604,346	306,006	711,629	109,062

Income (loss) before income taxes	1,227,603	(274,789)	499,781	76,595

Income tax expenses	(60,694)	(39,188)	(83,049)	(12,729)

Net income (loss)	1,166,909	(313,977)	416,732	63,866

Other comprehensive (loss) income, net of tax of nil
Unrealized (losses) gains on available-for-sale securities, net	(3,716)	10,913	(7,250)	(1,111)
Foreign currency translation adjustments	168,814	77,556	(167,183)	(25,622)

Other comprehensive (loss) income	165,098	88,469	(174,433)	(26,733)

Total comprehensive income (loss)	1,332,007	(225,508)	242,299	37,133

Statements of Cash Flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	243	(15,258)	(2,186)	(335)
Net cash provided by investing activities	339,955	375,584	1,345,523	206,210
Net cash provided by (used in) financing activities	(526,532)	(494,055)	(1,453,285)	(222,726)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	66,054	64,769	(121,395)	(18,604)

Net increase (decrease) in cash, cash equivalents and restricted cash	(120,280)	(68,960)	(231,343)	(35,455)

Cash, cash equivalents and restricted cash at beginning of the year	438,826	318,546	249,586	38,251

Cash, cash equivalents and restricted cash at end of the year	318,546	249,586	18,243	2,796

(a) Basis of presentation
For the Company only condensed financial information, the Company records its investment in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in profit (loss) of subsidiaries” on the condensed statements of comprehensive income (loss). The subsidiaries VIEs and subsidiaries of VIEs did not pay any dividends to the Company for any of the years presented.
The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.
(b) Commitments and contingencies
The Company does not have any significant commitments or long-term obligations as of any of the periods presented.
The Company and certain of its current and former officers have been named as defendants in a putative securities class action filed on November 30, 2018 in the U.S. District Court for the Southern District of New York: Marcu v. Cheetah Mobile Inc., et al., Case No.
1:18-cv-11184.
The action was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in our ADRs between April 21, 2015 and November 27, 2018. The action alleges that the Company made false or misleading statements regarding it business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder. On July 16, 2020, the Court dismissed the case in its entirety and declined to grant plaintiffs leave to amend. The case is closed.
The Company and certain of its current and former officers have also been named as defendants in two putative securities class actions captioned Azure Funds LLC v. Cheetah Mobile, Inc. et al., (Case No.
2:20-cv-05696)
and Ning Wang v. Cheetah Mobile, Inc. et al., (Case No.
2:20-cv-06896)
filed on June 25, 2020 and July 31, 2020 respectively in the U.S. District Court for the Central District of California. On August 24, 2020, the Court consolidated the two cases under the caption In Re: Cheetah Mobile, Inc. Securities Litigation (Case No.
2:20-cv-05696).
On January 12, 2021, the court entered an order appointing lead plaintiffs in this action. On March 15, 2021, an amended complaint was filed. According to the amended complaint, the action is purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company’s ADRs between April 26, 2017 and March 24, 2020. The action alleges that the Company made false or misleading statements regarding the Company’s business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder. The action remains at its preliminary stages. Such lawsuit could divert a significant amount of the Company management’s attention and other resources from the Company’s business and operations, which could harm the results of operations and require the Company to incur significant expenses to defend the lawsuit. Any such lawsuit, whether or not successful, could harm the Company’s reputation and restrict the Company’s ability to raise capital in the future. In addition, if a claim is successfully made against the Company, the Company may be required to pay significant damages, which could have a material adverse effect on the Company’s financial condition and results of operations.
The Staff of the Division of Enforcement of the SEC is conducting an investigation relating to the Company’s disclosures for fiscal year 2015 regarding its relationship with one of its advertising
business partners. The SEC investigation also relates to Rule 10b5-1 trading plans entered into by certain current and former officers and directors of the Company and sales of the Company’s ADS under those plans in 2015 and 2016. The Company and its current and former officers and directors have been fully cooperating with the SEC. The exact duration and outcome of the SEC matter cannot be predicted
at this time. A settlement or litigation with the SEC could include allegations by the SEC of violations of the U.S. securities laws against the Company and/or the current and former officers and directors of the Company involved, seeking various remedies, including penalties, fines, injunctive relief, a cease and desist order, officer and director bars, and other limitations or sanctions under the U.S. securities laws. Nevertheless, we believe that any such action will relate only to conduct that occurred nearly five years ago.
In light of the pending investigation, we have recorded a contingent liability provision in the amount of US$1.5 million as of December 31, 2020 and the estimated potential exposure might be between US$1.5 million and US$4.0 million. The Company is unable to ascertain the ultimate aggregate amount of monetary liability or financial impact, if any, of any litigation or the SEC investigation. The findings and outcome of the SEC investigation may adversely affect the course of any litigation. The possible outcome or resolution of the SEC investigation or any litigation could require the
Company to make substantial payments.

Except for the class action and investigation metioned above, the Group is involved in several other proceedings as of December 31, 2020 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.